Consideration and Preliminary Identification of Assets Acquired, Including Cash Acquired and Liabilities Assumed as well as Fair Value Of Noncontrolling Interests (Detail) - USD ($) $ in Millions	Jun. 23, 2015	Dec. 31, 2015	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Assets acquired:
Goodwill		$ 25,331		$ 24,639	$ 24,634
Liabilities assumed:
Total liabilities assumed		$ 553
AOL Inc
Business Acquisition [Line Items]
Cash payment to AOL's equity holders	$ 3,764
Estimated liabilities to be paid	377
Total consideration	4,141
Assets acquired:
Goodwill	1,903
Intangible assets subject to amortization	2,504
Other	1,551
Total assets acquired	5,958
Liabilities assumed:
Total liabilities assumed	1,816		$ 600
Net assets acquired:	4,142
Noncontrolling interest	(1)
Total consideration	$ 4,141